DEBT (Details) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended			3 Months Ended		1 Months Ended	3 Months Ended		0 Months Ended	2 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended
	Mar. 26, 2010 D	Oct. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Oct. 31, 2013	Mar. 31, 2012	Mar. 31, 2012	Sep. 30, 2014	Jun. 30, 2014	Jun. 30, 2014	Dec. 31, 2014	Jul. 15, 2014	Aug. 31, 2008 tranch	Feb. 28, 2015	Mar. 31, 2015	Jan. 31, 2015	Aug. 25, 2011	May 24, 2011	Mar. 07, 2011	Feb. 22, 2011	Dec. 21, 2010	Sep. 08, 2010	Aug. 27, 2010	Jun. 02, 2010	May 21, 2010
Debt Instrument [Line Items]
Total US Dollar floating rate and fixed rate debt			$ 192,857,000	$ 459,078,000		$ 192,857,000							$ 192,857,000
Current portion of long-term debt			(165,357,000)	(22,706,000)		(165,357,000)							(165,357,000)
Long-term debt			27,500,000	436,372,000		27,500,000							27,500,000
Movement in debt [Roll Forward]
Balance at beginning of period			459,078,000	483,992,000	513,513,000				513,513,000
Loan repayments			(54,732,000)	(21,531,000)	(19,521,000)
Repurchase of debt carrying value		(17,800,000)			10,000,000
Notional value of long term debt in subsidiary entity sold				32,019,000
Debt Amortized Discount from Bond Buyback Sale			1,629,000	1,820,000
Balance at end of period			192,857,000	459,078,000	483,992,000	192,857,000							192,857,000
Convertible bonds due 2015 [Abstract]
Repurchase of debt purchase price		16,300,000
Debt Conversion, Cash Payment			10,000,000
Convertible Debt number of days up to April 14, 2015 to convert at conversion price	10
Maturities of Long-term Debt [Abstract]
2015			165,357,000			165,357,000							165,357,000
2016			2,000,000			2,000,000							2,000,000
2017			25,500,000			25,500,000							25,500,000
2018			0			0							0
2019			0			0							0
Thereafter			0			0							0
Total debt			192,857,000	459,078,000	483,992,000	192,857,000							192,857,000
Assets pledged [Abstract]
Vessels, net,			56,624,000	264,804,000		56,624,000							56,624,000
Vessels by Name [Member]
First Preferred Mortgage Term Notes [Abstract]
Number of Vessels Pledged as Security				6
Assets pledged [Abstract]
Vessels, net,			55,812,000	263,367,000		55,812,000							55,812,000
Vessel [Member]
First Preferred Mortgage Term Notes [Abstract]
Number of Vessels Pledged as Security			1			1							1
Restricted cash and investment [Member]
Assets pledged [Abstract]
Restricted cash and investments			38,560,000	66,249,000		38,560,000							38,560,000
Debt Conversion [Member]
Convertible bonds due 2015 [Abstract]
Debt Conversion, Original Debt, Amount		23,000,000
4.5% convertible bond due 2015
Movement in debt [Roll Forward]
Repurchase of debt carrying value			17,800,000
Convertible bonds due 2015 [Abstract]
Stated interest rate (in hundredths)	4.50%		4.50%			4.50%							4.50%
Debt Conversion, Converted Instrument, Shares Issued		8,251,724				4,744,752
Share Price		$ 1.45	$ 2.62			$ 2.62							$ 2.62
8.04% First Preferred Mortgage Term Notes
First Preferred Mortgage Term Notes [Abstract]
Stated interest rate range, minimum (in hundredths)			7.84%
Stated interest rate range, maximum (in hundredths)			8.04%
First Preferred Mortgage Term Notes due 2021 [Member] | First Preferred Mortgage Term Notes due 2021 [Member]
First Preferred Mortgage Term Notes [Abstract]
Stated interest rate range, maximum (in hundredths)				7.84%
4.5% convertible bond due 2015
Movement in debt [Roll Forward]
Repurchase of debt carrying value								(10,000,000)
Convertible bonds due 2015 [Abstract]
Repurchase of debt purchase price								5,400,000
Gain (Loss) on repurchase of debt instrument		1,500,000							4,600,000
Repurchase of debt percentage holding		23.50%						4.40%
Debt Conversion, Original Debt, Amount							25,000,000
Debt Conversion, Converted Instrument, Shares Issued							6,474,827
Debt Conversion, Cash Payment		10,000,000				9,600,000	2,250,000
Debt Conversion, Expense due to Inducement Offer			41,100,000				12,700,000
4.5% convertible bond due 2015 | Debt Conversion [Member]
Convertible bonds due 2015 [Abstract]
Debt Conversion, Original Debt, Amount						22,500,000
4.5% convertible bond due 2015 | 4.5% convertible bond due 2015
Convertible bonds due 2015 [Abstract]
Debt Conversion, Original Debt, Amount			(45,500,000)	(25,000,000)
US Dollar denominated fixed rate debt [Member] | 4.5% convertible bond due 2015
Debt Instrument [Line Items]
Total US Dollar floating rate and fixed rate debt			126,700,000	190,000,000		126,700,000							126,700,000
Convertible bonds due 2015 [Abstract]
Stated interest rate (in hundredths)	4.50%		4.50%			4.50%							4.50%
Debt instrument placed on private placement	225,000,000
Convertible, conversion price (in dollars per share)	39.00		$ 36.5567	$ 36.5567		$ 36.5567							$ 36.5567								$ 36.5567			$ 37.0483		$ 38.0895
USD/NOK exchange rate	6.0448
Dividend declared (in dollars per share)																			$ 0.02	$ 0.10		$ 0.10	$ 0.25		$ 0.75		$ 0.75
Minimum adjustment to conversion price, percent																							1.00%
Bond redemption features (in hundredths)	100.00%
Bond redemption feature, minimum (in hundredths)			90.00%
Number of new shares to be issued (in shares)			3,465,849
US Dollar denominated fixed rate debt [Member] | 8.04% First Preferred Mortgage Term Notes
Debt Instrument [Line Items]
Total US Dollar floating rate and fixed rate debt			36,657,000	83,240,000		36,657,000							36,657,000
Debt Unamortized Discount Resulting from Bond Buyback Sale			0	(10,402,000)		0							0
Convertible bonds due 2015 [Abstract]
Bond redemption features (in hundredths)			100.00%			100.00%							100.00%
First Preferred Mortgage Term Notes [Abstract]
Stated interest rate range, minimum (in hundredths)				7.84%
Stated interest rate range, maximum (in hundredths)				8.04%
US Dollar denominated fixed rate debt [Member] | First Preferred Mortgage Term Notes due 2019 [Member]
Debt Instrument [Line Items]
Total US Dollar floating rate and fixed rate debt			0	196,240,000		0							0
First Preferred Mortgage Term Notes [Abstract]
Stated interest rate range, maximum (in hundredths)			8.04%
US Dollar denominated fixed rate debt [Member] | First Preferred Mortgage Notes [Member]
First Preferred Mortgage Term Notes [Abstract]
Sinking fund redemption price (in hundredths)			100.00%			100.00%							100.00%
US Dollar denominated floating rate debt [Member]
Debt Instrument [Line Items]
Total US Dollar floating rate and fixed rate debt			29,500,000	0		29,500,000							29,500,000
Long-term debt						60,000,000
US Dollar denominated floating rate debt [Member] | Vessel [Member]
Movement in debt [Roll Forward]
Loan draw downs										30,000,000
US Dollar denominated floating rate debt [Member] | US Dollar denominated floating rate debt [Member]
Debt Instrument [Line Items]
Long-term debt						60,000,000
Movement in debt [Roll Forward]
Weighted average interest on floating rate debt			2.80%
US Dollar denominated floating rate debt [Member] | US Dollar denominated floating rate debt [Member] | Vessels by Name [Member]
Debt Instrument [Line Items]
Long-term debt											60,000,000
US Dollar denominated floating rate debt [Member] | US Dollar denominated floating rate debt [Member] | Front Ull and Front Idun [Member]
Debt Instrument [Line Items]
Long-term debt												0
Movement in debt [Roll Forward]
Loan draw downs			30,000,000
First Preferred Mortgage Term Notes due 2019 [Member] | 8.04% First Preferred Mortgage Term Notes
First Preferred Mortgage Term Notes [Abstract]
Stated interest rate range, maximum (in hundredths)			8.04%	8.04%
Windsor Group [Member] | First Preferred Mortgage Term Notes due 2021 [Member]
Movement in debt [Roll Forward]
Debt Amortized Discount from Bond Buyback Sale													(8,800,000)
Deconsolidation of subsidiaries			(179,818,000)
Windsor Group [Member] | First Preferred Mortgage Term Notes due 2021 [Member] | First Preferred Mortgage Term Notes due 2021 [Member]
Movement in debt [Roll Forward]
Deconsolidation of subsidiaries														(179,800,000)
International Tankers Corporation Ltd [Member] | 8.04% First Preferred Mortgage Term Notes
Debt Instrument [Line Items]
Debt Unamortized Discount Resulting from Bond Buyback Sale				(12,200,000)
Movement in debt [Roll Forward]
Notional value of long term debt in subsidiary entity sold				32,000,000
Debt Amortized Discount from Bond Buyback Sale			(1,600,000)
First Preferred Mortgage Term Notes [Abstract]
Number of tranches of term notes purchased															3
Proceeds from Issuance of Debt				19,800,000
Debt discount effective interest rate			7.84%
Stated interest rate range, minimum (in hundredths)															7.84%
Reported Value Measurement [Member]
Debt Instrument [Line Items]
Total US Dollar floating rate and fixed rate debt			29,500,000	0		29,500,000							29,500,000
Movement in debt [Roll Forward]
Debt Amortized Discount from Bond Buyback Sale				(12,222,000)
Subsequent Event [Member]
Movement in debt [Roll Forward]
Repurchase of debt carrying value																(33,300,000)
Subsequent Event [Member] | 4.5% convertible bond due 2015
Convertible bonds due 2015 [Abstract]
Gain (Loss) on repurchase of debt instrument																	300,000
Subsequent Event [Member] | US Dollar denominated floating rate debt [Member] | Vessel [Member]
Movement in debt [Roll Forward]
Loan draw downs																	30,000,000	30,000,000
Subsequent Event [Member] | US Dollar denominated floating rate debt [Member] | US Dollar denominated floating rate debt [Member] | Vessels by Name [Member]
Debt Instrument [Line Items]
Long-term debt																		60,000,000
Subsequent Event [Member] | International Tankers Corporation Ltd [Member] | 8.04% First Preferred Mortgage Term Notes
Movement in debt [Roll Forward]
Loan repayments																		$ (36,700,000)